Trade accounts and other receivables from unrelated parties - Development of expected credit losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Development of allowance
Financial assets at beginning of period	€ (5,450,851)
Financial assets at end of period	(5,287,266)	€ (5,450,851)
Trade accounts and other receivables from unrelated parties | Allowances/Expected credit losses
Development of allowance
Financial assets at beginning of period	141,358	118,015	€ 474,891
Change in valuation allowances as recorded in the consolidated statements of income	28,302	42,315	19,112
Write-offs and recoveries of amounts previously written-off	(14,213)	(18,587)	(378,201)
Foreign currency translation	(13,075)	(385)	2,213
Financial assets at end of period	€ 142,372	€ 141,358	€ 118,015